Restructuring Expenses - Schedule of Restructuring and Related Costs (Detail) - Lease Liability [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Restructuring Cost And Reserve [Line Items]
Restructuring reserve balance	$ 604	$ 820
Charges	0	0
Payments/Utilizations	(109)	(216)
Restructuring reserve balance	$ 495	$ 604